UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05549

Reynolds Funds, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds

Reynolds Capital Management, LLC

125 East Harmon Avenue #102

Las Vegas, Nevada 89109
(Name and address of agent for service)

1-800-773-9665

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Reynolds Blue Chip Growth Fund
RBCGX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reynolds Blue Chip Growth Fund	$227	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Fund outperformed its benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
U.S. equities gained for the 12 months ended September 30, 2025 driven by resilient corporate profits, extremely strong interest in generative artificial intelligence and the Federal Reserve’s beginning pivot to lower interest rates.
Against this backdrop, security selection was the primary contributor to the Fund’s performance versus the benchmark for the fiscal year, especially within semiconductors & semiconductor equipment. Also, helping our relative result was an underweight in household durables and oil, gas & consumable fuels.
A top individual contributor was an overweight in NVIDIA. The stock was the Fund’s biggest holding. Other notable contributors to performance were an overweight in Alphabet, Amazon, CrowdStrike, Meta Platforms, Microsoft and Netflix. A notable contributor to performance was an underweight in Costco and Starbucks.
In contrast, a detractor from performance was an overweight in hotels, restaurants & leisure.
Two of the biggest individual relative detractors from performance were an overweight in Apple and Salesforce.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reynolds Blue Chip Growth Fund	PAGE 1	TSR-AR-761724103

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	27.35	13.05	13.57
S&P 500 Index	17.60	16.47	15.30
Visit https://reynoldsfunds.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$76,768,915
Number of Holdings	249
Net Advisory Fee	$699,872
Portfolio Turnover	411%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Sectors	(%)
Information Technology	42.5%
Communication Services	22.6%
Consumer Discretionary	15.4%
Industrials	4.9%
Financials	4.6%
Consumer Staples	2.2%
Health Care	1.4%
Energy	0.3%
Materials	0.2%
Cash & Other	5.9%

Top Holdings	(%)
NVIDIA Corp.	9.5%
Netflix, Inc.	7.9%
Meta Platforms, Inc. - Class A	6.1%
Amazon.com, Inc.	6.0%
Microsoft Corp.	4.6%
First American Government Obligations Fund - Class X	3.7%
Alphabet, Inc. - Class C	3.6%
Apple, Inc.	3.3%
Booking Holdings, Inc.	2.9%
Alphabet, Inc. - Class A	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reynoldsfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reynolds Capital Management, LLC documents not be householded, please contact Reynolds Capital Management, LLC at 800-773-9665, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reynolds Capital Management, LLC or your financial intermediary.
Reynolds Blue Chip Growth Fund	PAGE 2	TSR-AR-761724103

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
Audit Fees	$17,000	$16,500
Audit-Related Fees	0	0
Tax Fees	4,000	4,000
All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

REYNOLDS BLUE CHIP GROWTH FUND
Annual Financial Statements and Additional Information
September 30, 2025

REYNOLDS BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 94.3%
Aerospace & Defense - 1.2%
Boeing Co.(a)	200	$43,166
General Dynamics Corp.	125	42,625
General Electric Co.	2,200	661,804
Howmet Aerospace, Inc.	175	34,340
Lockheed Martin Corp.	200	99,842
Rocket Lab Corp.(a)	400	19,164
RTX Corp.	250	41,833
		942,774
Automobile Components - 0.1%
Modine Manufacturing Co.(a)	250	35,540
QuantumScape Corp.(a)	1,900	23,408
		58,948
Automobiles - 0.7%
Tesla, Inc.(a)	1,275	567,018
Banks - 0.7%
Citigroup, Inc.	1,000	101,500
JPMorgan Chase & Co.	1,150	362,744
Webster Financial Corp.	900	53,496
		517,740
Beverages - 0.2%
Celsius Holdings, Inc.(a)	2,300	132,227
Biotechnology - 0.2%
CRISPR Therapeutics AG(a)	1,700	110,177
Incyte Corp.(a)	375	31,804
		141,981
Broadline Retail - 6.6%
Alibaba Group Holding Ltd. - ADR	300	53,619
Amazon.com, Inc.(a)	21,150	4,643,905
eBay, Inc.	2,000	181,900
JD.com, Inc. - ADR	4,200	146,916
PDD Holdings, Inc. - ADR(a)	550	72,694
		5,099,034
Building Products - 0.5%
A.O. Smith Corp.	500	36,705
Carlisle Cos., Inc.	125	41,120
Johnson Controls International PLC	2,475	272,126
		349,951
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	100	23,843
Blackstone, Inc.	300	51,255
Charles Schwab Corp.	1,800	171,846
Evercore, Inc. - Class A	350	118,062
Futu Holdings Ltd. - ADR	200	34,782
Goldman Sachs Group, Inc.	555	441,974
Interactive Brokers Group, Inc. - Class A	4,400	302,764
Morgan Stanley	1,550	246,388

	Shares	Value
Nasdaq, Inc.	700	$61,915
Piper Sandler Cos.	10	3,470
Raymond James Financial, Inc.	550	94,930
Robinhood Markets, Inc. - Class A(a)	3,725	533,346
State Street Corp.	425	49,304
Stifel Financial Corp.	300	34,041
T Rowe Price Group, Inc.	1,575	161,658
		2,329,578
Chemicals - 0.1%
Albemarle Corp.	1,100	89,188
Communications Equipment - 2.9%
Arista Networks, Inc.(a)	7,600	1,107,396
Ciena Corp.(a)	4,300	626,381
Cisco Systems, Inc.	700	47,894
Extreme Networks, Inc.(a)	1,700	35,105
F5, Inc.(a)	675	218,153
Ubiquiti, Inc.	250	165,145
		2,200,074
Construction & Engineering - 0.2%
Fluor Corp.(a)	750	31,553
Quanta Services, Inc.	200	82,884
		114,437
Consumer Finance - 0.1%
SoFi Technologies, Inc.(a)	3,000	79,260
Upstart Holdings, Inc.(a)	450	22,860
		102,120
Consumer Staples Distribution & Retail - 1.9%
Casey’s General Stores, Inc.	175	98,931
Costco Wholesale Corp.	720	666,454
Walmart, Inc.	6,500	669,890
		1,435,275
Electric Utilities - 0.1%
Oklo, Inc.(a)	550	61,397
Electrical Equipment - 0.4%
Emerson Electric Co.	450	59,031
Generac Holdings, Inc.(a)	500	83,700
NuScale Power Corp.(a)	600	21,600
Vertiv Holdings Co. - Class A	700	105,602
		269,933
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. - Class A	1,900	235,125
Celestica, Inc.(a)	550	135,509
Cognex Corp.	1,800	81,540
Coherent Corp.(a)	2,100	226,212
Corning, Inc.	2,400	196,872
Fabrinet(a)	450	164,079
Jabil, Inc.	300	65,151

The accompanying notes are an integral part of these financial statements.

1

REYNOLDS BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - (Continued)
TE Connectivity PLC	170	$37,320
Zebra Technologies Corp. - Class A(a)	150	44,574
		1,186,382
Entertainment - 9.6%
Live Nation Entertainment, Inc.(a)	975	159,315
NetEase, Inc. - ADR	625	94,994
Netflix, Inc.(a)	5,050	6,054,546
ROBLOX Corp. - Class A(a)	1,650	228,558
Roku, Inc.(a)	1,800	180,234
Sphere Entertainment Co.(a)	1,900	118,028
Spotify Technology SA(a)	350	244,300
Take-Two Interactive Software, Inc.(a)	350	90,426
Walt Disney Co.	850	97,325
Warner Bros Discovery, Inc.(a)	5,000	97,650
		7,365,376
Financial Services - 0.8%
Apollo Global Management, Inc.	425	56,640
Block, Inc.(a)	1,400	101,178
Fidelity National Information Services, Inc.	400	26,376
Global Payments, Inc.	1,500	124,620
Mastercard, Inc. - Class A	350	199,083
PayPal Holdings, Inc.(a)	600	40,236
Remitly Global, Inc.(a)	1,500	24,450
Rocket Cos., Inc. - Class A	470	9,109
Visa, Inc. - Class A	150	51,207
		632,899
Ground Transportation - 0.5%
Ryder System, Inc.	300	56,592
Uber Technologies, Inc.(a)	2,700	264,519
Union Pacific Corp.	400	94,548
		415,659
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	300	40,182
ICU Medical, Inc.(a)	250	29,990
Intuitive Surgical, Inc.(a)	300	134,169
ResMed, Inc.	150	41,059
		245,400
Health Care Providers & Services - 0.1%
Elevance Health, Inc.	125	40,390
Labcorp Holdings, Inc.	125	35,883
Quest Diagnostics, Inc.	200	38,116
		114,389
Health Care Technology - 0.2%
Teladoc Health, Inc.(a)	6,100	47,153
Veeva Systems, Inc. - Class A(a)	425	126,612
		173,765

	Shares	Value
Hotels, Restaurants & Leisure - 4.0%
Booking Holdings, Inc.	410	$2,213,700
Carnival Corp.(a)	1,200	34,692
Expedia Group, Inc.	400	85,500
Flutter Entertainment PLC(a)	850	215,900
Hilton Worldwide Holdings, Inc.	325	84,318
Hyatt Hotels Corp. - Class A	500	70,965
Marriott International, Inc./MD - Class A	675	175,797
MGM Resorts International(a)	800	27,728
Norwegian Cruise Line Holdings Ltd.(a)	2,900	71,427
Shake Shack, Inc. - Class A(a)	475	44,465
Starbucks Corp.	350	29,610
		3,054,102
Household Durables - 0.7%
Garmin Ltd.	825	203,131
KB Home	1,000	63,640
Lennar Corp. - Class A	1,325	167,003
Sonos, Inc.(a)	4,600	72,680
Sony Group Corp. - ADR	800	23,032
Toll Brothers, Inc.	300	41,442
		570,928
Insurance - 0.0%(b)
Sony Financial Group, Inc. - ADR(a)(c)	160	936
Willis Towers Watson PLC	100	34,545
		35,481
Interactive Media & Services - 13.0%
Alphabet, Inc. - Class A	8,000	1,944,800
Alphabet, Inc. - Class C	11,475	2,794,736
Baidu, Inc. - ADR(a)	500	65,885
Bilibili, Inc. - ADR(a)	800	22,472
Meta Platforms, Inc. - Class A	6,400	4,700,032
Reddit, Inc. - Class A(a)	2,100	482,979
		10,010,904
IT Services - 2.3%
Cloudflare, Inc. - Class A(a)	350	75,106
CoreWeave, Inc. - Class A(a)	350	47,898
Gartner, Inc.(a)	285	74,918
International Business Machines Corp.	325	91,702
MongoDB, Inc.(a)	125	38,797
Okta, Inc.(a)	1,100	100,870
Shopify, Inc. - Class A(a)	3,475	516,420
Snowflake, Inc. - Class A(a)	2,400	541,320
Twilio, Inc. - Class A(a)	575	57,552
VeriSign, Inc.	600	167,742
Wix.com Ltd.(a)	175	31,085
		1,743,410

The accompanying notes are an integral part of these financial statements.

2

REYNOLDS BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	250	$32,088
OmniAb, Inc.(a)	2,450	3,920
Tempus AI, Inc.(a)	1,300	104,923
		140,931
Machinery - 0.2%
Caterpillar, Inc.	150	71,573
Snap-on, Inc.	125	43,316
		114,889
Metals & Mining - 0.1%
MP Materials Corp.(a)	700	46,949
Newmont Corp.	500	42,155
		89,104
Oil, Gas & Consumable Fuels - 0.3%
EQT Corp.	2,100	114,303
Texas Pacific Land Corp.	150	140,046
		254,349
Passenger Airlines - 0.8%
Allegiant Travel Co.(a)	900	54,693
American Airlines Group, Inc.(a)	3,500	39,340
Delta Air Lines, Inc.	3,050	173,087
Southwest Airlines Co.	4,700	149,977
United Airlines Holdings, Inc.(a)	1,675	161,638
		578,735
Personal Care Products - 0.1%
elf Beauty, Inc.(a)	175	23,184
Estee Lauder Cos., Inc. - Class A	400	35,248
		58,432
Pharmaceuticals - 0.4%
Eli Lilly & Co.	50	38,150
Ligand Pharmaceuticals, Inc.(a)	650	115,141
Novartis AG - ADR	525	67,326
Novo Nordisk AS - ADR	1,200	66,588
		287,205
Professional Services - 0.9%
Amentum Holdings, Inc.(a)	36	862
Broadridge Financial Solutions, Inc.	1,000	238,170
CACI International, Inc. - Class A(a)	425	211,981
Equifax, Inc.	175	44,893
Jacobs Solutions, Inc.	900	134,874
Leidos Holdings, Inc.	200	37,792
		668,572
Real Estate Management & Development - 0.1%
Zillow Group, Inc. - Class C(a)	850	65,493
Semiconductors & Semiconductor Equipment - 16.8%
Advanced Micro Devices, Inc.(a)	2,975	481,325
Applied Materials, Inc.	475	97,251

	Shares	Value
ARM Holdings PLC - ADR(a)	5,275	$746,360
Astera Labs, Inc.(a)	150	29,370
Broadcom, Inc.	5,525	1,822,753
Credo Technology Group Holding Ltd.(a)	2,525	367,665
First Solar, Inc.(a)	250	55,132
Intel Corp(a)	1,100	36,905
Lam Research Corp.	2,175	291,233
Marvell Technology, Inc.	5,400	453,978
Micron Technology, Inc.	500	83,660
NVIDIA Corp.	39,000	7,276,620
QUALCOMM, Inc.	250	41,590
Rigetti Computing, Inc.(a)	8,800	262,152
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,800	782,012
Teradyne, Inc.	400	55,056
Texas Instruments, Inc.	200	36,746
		12,919,808
Software - 14.2%
AppLovin Corp. - Class A(a)	1,260	905,360
C3.ai, Inc. - Class A(a)	5,700	98,838
Cadence Design Systems, Inc.(a)	125	43,907
Circle Internet Group, Inc.(a)	625	82,862
CommVault Systems, Inc.(a)	625	117,988
Confluent, Inc., - Class A(a)	2,300	45,540
CrowdStrike Holdings, Inc. - Class A(a)	850	416,823
CyberArk Software Ltd.(a)	850	410,678
Datadog, Inc. - Class A(a)	550	78,320
Docusign, Inc.(a)	1,700	122,553
D-Wave Quantum, Inc.(a)	1,400	34,594
Fair Isaac Corp.(a)	150	224,479
Figma, Inc. - Class A(a)	1,200	62,244
Five9, Inc.(a)	900	21,780
Fortinet, Inc.(a)	850	71,468
Gitlab, Inc. - Class A(a)	700	31,556
Guidewire Software, Inc.(a)	175	40,225
InterDigital, Inc.	200	69,046
Intuit, Inc.	220	150,240
JFrog Ltd.(a)	2,100	99,393
Microsoft Corp.	6,875	3,560,906
Monday.com Ltd.(a)	225	43,580
Nice Ltd. - ADR(a)	1,725	249,746
Oracle Corp.	2,725	766,379
Palantir Technologies, Inc. - Class A(a)	7,625	1,390,952
Palo Alto Networks, Inc.(a)	3,425	697,399
Pegasystems, Inc.	1,900	109,250
PTC, Inc.(a)	425	86,284
Rubrik, Inc. - Class A(a)	250	20,563
Salesforce, Inc.	450	106,650
SAP SE - ADR	375	100,204
ServiceNow, Inc.(a)	240	220,867
Synopsys, Inc.(a)	210	103,612
Unity Software, Inc.(a)	3,250	130,130

The accompanying notes are an integral part of these financial statements.

3

REYNOLDS BLUE CHIP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Workday, Inc. - Class A(a)	350	$84,256
Zscaler, Inc.(a)	240	71,918
		10,870,590
Specialty Retail - 3.0%
AutoZone, Inc.(a)	300	1,287,072
Best Buy Co., Inc.	950	71,839
CarMax, Inc.(a)	900	40,383
Dick’s Sporting Goods, Inc.	200	44,444
Home Depot, Inc.	175	70,908
Lowe’s Cos., Inc.	550	138,220
Ross Stores, Inc.	250	38,098
Signet Jewelers Ltd.	350	33,572
TJX Cos., Inc.	1,000	144,540
Ulta Beauty, Inc.(a)	60	32,805
Victoria’s Secret & Co.(a)	1,200	32,568
Wayfair, Inc. - Class A(a)	3,400	303,722
Williams-Sonoma, Inc.	200	39,090
		2,277,261
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	9,875	2,514,471
Dell Technologies, Inc. - Class C	1,850	262,274
Hewlett Packard Enterprise Co.	4,200	103,152
IonQ, Inc.(a)	600	36,900
NetApp, Inc.	2,225	263,574
Pure Storage, Inc. - Class A(a)	575	48,191
Sandisk Corp./DE(a)	200	22,440
Seagate Technology Holdings PLC	700	165,242
Super Micro Computer, Inc.(a)	4,300	206,142
Western Digital Corp.	600	72,036
		3,694,422
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd.(a)	1,700	33,864
Lululemon Athletica, Inc.(a)	650	115,655
Tapestry, Inc.	900	101,898
		251,417
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,400	68,656
United Rentals, Inc.	75	71,599
		140,255
TOTAL COMMON STOCKS (Cost $40,772,457)		72,371,833
EXCHANGE TRADED FUNDS - 0.2%
KraneShares CSI China Internet ETF	1,900	79,819
Sprott Uranium Miners ETF	1,100	66,473
TOTAL EXCHANGE TRADED FUNDS (Cost $137,336)		146,292

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%
Retail REITs - 0.1%
Simon Property Group, Inc.	350	$65,685
Specialized REITs - 0.0%(b)
Millrose Properties, Inc.	325	10,923
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $67,423)		76,608
RIGHTS - 0.0%(b)
Life Sciences Tools & Services - 0.0%(b)
OmniAb, Inc. — $12.50 Earnout Shares(a)(c)	189	0
OmniAb, Inc. — $15.00 Earnout Shares(a)(c)	189	0
Total Life Sciences Tools & Services		0
TOTAL RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%
First American Government Obligations Fund - Class X, 4.05%(d)	2,832,291	2,832,291
TOTAL MONEY MARKET FUNDS (Cost $2,832,291)		2,832,291
TOTAL INVESTMENTS - 98.3% (Cost $43,809,507)		$75,427,024
Other Assets in Excess of Liabilities - 1.7%		1,341,891
TOTAL NET ASSETS - 100.0%		$76,768,915

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $936 or 0.0% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS:
Investments, at value	$75,427,024
Receivable for investments sold	2,258,850
Interest receivable	9,962
Dividends receivable	8,561
Dividend tax reclaims receivable	1,660
Receivable for fund shares sold	170
Prepaid expenses and other assets	47,953
Total assets	77,754,180
LIABILITIES:
Payable for investments purchased	784,910
Payable to adviser	69,397
Payable for capital shares redeemed	12,289
Payable for distribution and shareholder servicing fees	11,095
Payable for expenses and other liabilities	107,574
Total liabilities	985,265
NET ASSETS	$ 76,768,915
Net Assets Consists of:
Capital stock ($0.01 per share)	$9,705
Additional paid-in capital	38,743,263
Total distributable earnings	38,015,947
Total net assets	$ 76,768,915
Net assets	$76,768,915
Shares issued and outstanding	970,547
Net asset value per share	$79.10
Cost:
Investments, at cost	$43,809,507

The accompanying notes are an integral part of these financial statements.

5

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Dividend income	$609,154
Less: Issuance fees	(219)
Less: Dividend withholding taxes	(1,744)
Total investment income	607,191
EXPENSES:
Investment advisory fees (Note 2)	701,347
Fund administration and accounting fees and expenses	141,231
Legal fees and expenses	95,168
Distribution fees	86,864
Transfer agent fees and expenses	80,266
Custodian fees and expenses	60,688
Shareholder servicing fees	47,011
Federal and state registration fees	29,718
Compliance fees and expenses	29,621
Directors’ fees	28,000
Audit fees and expenses	21,000
Reports to shareholders	11,443
Other expenses and fees	71,812
Total expenses	1,404,169
Expense reimbursement by Adviser	(1,475)
Net expenses	1,402,694
Net investment loss	(795,503)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,074,386
Net realized gain (loss)	11,074,386
Net change in unrealized appreciation (depreciation) on:
Investments	6,970,002
Net change in unrealized appreciation (depreciation)	6,970,002
Net realized and unrealized gain (loss)	18,044,388
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,248,885

The accompanying notes are an integral part of these financial statements.

6

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(795,503)	$(793,488)
Net realized gain (loss)	11,074,386	7,235,893
Net change in unrealized appreciation (depreciation)	6,970,002	13,464,014
Net increase (decrease) in net assets from operations	17,248,885	19,906,419
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,176,459)	—
Total distributions to shareholders	(5,176,459)	—
CAPITAL TRANSACTIONS:
Shares sold	9,831,842	2,886,158
Shares issued in reinvestment of distributions	5,042,467	—
Shares redeemed	(15,058,837)	(10,521,845)
Net increase (decrease) in net assets from capital transactions	(184,528)	(7,635,687)
Net increase (decrease) in net assets	11,887,898	12,270,732
NET ASSETS:
Beginning of the year	64,881,017	52,610,285
End of the year	$76,768,915	$64,881,017
SHARES TRANSACTIONS
Shares sold	138,075	47,995
Shares issued in reinvestment of distributions	72,025	—
Shares redeemed	(210,882)	(186,664)
Total increase (decrease) in shares outstanding	(782)	(138,669)

The accompanying notes are an integral part of these financial statements.

7

REYNOLDS BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$66.80	$47.40	$44.70	$77.51	$68.96
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.80)	(0.78)	(0.44)	(0.68)	(0.93)
Net realized and unrealized gain (loss) on investments(b)	18.39	20.18	5.78	(14.00)	16.45
Total from investment operations	17.59	19.40	5.34	(14.68)	15.52
LESS DISTRIBUTIONS FROM:
Net realized gains	(5.29)	—	(2.64)	(18.13)	(6.97)
Total distributions	(5.29)	—	(2.64)	(18.13)	(6.97)
Net asset value, end of year	$79.10	$66.80	$47.40	$44.70	$77.51
Total return	27.35%	40.93%	12.53%	−25.97%	23.72%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$76,769	$64,881	$52,610	$51,797	$77,991
Ratio of expenses to average net assets:
Before expense reimbursement	2.00%	2.00%	2.18%	1.95%	1.85%
After expense reimbursement	2.00%	2.00%	2.00%	1.95%	1.85%
Ratio of net investment income (loss) to average net assets	(1.13)%	(1.34)%	(0.95)%	(1.18)%	(1.25)%
Portfolio turnover rate	411%	269%	431%	623%	279%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

8

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
(1) Summary of Significant Accounting Policies —
The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the “Company”), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Company consists of one fund: Reynolds Blue Chip Growth Fund (the “Fund”). The Company was incorporated under the laws of Maryland on April 28, 1988. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The investment objective of the Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as “blue chip” companies, as defined in the Fund’s prospectus.
(a) The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.
Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price. Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser of the Fund, Reynolds Capital Management, LLC (the “Adviser”), as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with fair value methodologies established and applied by the Adviser. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.
Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

9

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The following table summarizes the Fund’s investments as of September 30, 2025, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$72,370,897	$—	$936	$72,371,833
Exchange Traded Funds	146,292	—	—	146,292
Real Estate Investment Trusts - Common	76,608	—	—	76,608
Rights	—	—	0	0
Money Market Funds	2,832,291	—	—	2,832,291
Total Investments	$75,426,088	$—	$936	$75,427,024

Refer to the Schedule of Investments for further disaggregation of investment categories.
(b) Investment transactions are accounted for on a trade date basis for financial reporting purposes. Net realized gains and losses on sales of securities are computed on the highest amortized cost basis.
(c) The Fund records dividend income on the ex-dividend date and interest income on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.
(d) GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the Fund had no permanent differences.
(e) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
(f) No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
(g) The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of and for the year ended September 30, 2025. Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2025, open Federal tax years include the tax years ended September 30, 2022 through 2025. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations. During the year ended September 30, 2025, the Fund did not incur any interest or penalties. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) The Fund’s cash is held in accounts with balances which may exceed the amount of related federal insurance. The Fund has not experienced any loss in such accounts and believes it is not exposed to significant credit risk.
(i) Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized

10

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
(j) Management has evaluated the impact of adopting Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(2) Investment Advisory Agreement and Transactions With Related Parties —
The Fund has an investment advisory agreement (the “agreement”) with the Adviser, to serve as investment adviser. The sole owner of the Adviser is Mr. Frederick L. Reynolds. Mr. Reynolds is also an officer and interested director of the Fund. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.00% of the daily net assets of the Fund.
The agreement further stipulates that the Adviser will reimburse the Fund for all expenses exceeding an annual rate of 2.00% of its daily average net assets (excluding interest, taxes, brokerage commissions and extraordinary items). The Fund is not obligated to reimburse the Adviser for any expenses reimbursed in previous fiscal years. The Adviser reimbursed expenses of $1,475 for the year ended September 30, 2025.
The Fund has engaged Northern Lights Compliance Services, LLC (“Northern Lights”) to provide compliance services including the appointment of the Fund’s Chief Compliance Officer. Northern Lights was paid $29,621 for services provided for the year ended September 30, 2025.
The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund’s average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year, and may be less than the maximum amount allowed by the Plan.
Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund (including the Fund’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
(3) Distributions to Shareholders —
Net investment income and net realized gains, if any, for the Fund are distributed to shareholders at least annually and are recorded on the ex-dividend date. Please see Note 5 for more information.
(4) Investment Transactions —
For the year ended September 30, 2025, purchases and proceeds of sales of investment securities (excluding short-term securities) were $257,093,683 and $265,751,208, respectively. There were no purchases or sales of U.S. Government securities.

11

REYNOLDS BLUE CHIP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
(5) Income Tax Information —
The following information for the Fund is presented on an income tax basis as of September 30, 2025:

Tax cost of investments	$47,827,461
Gross tax unrealized appreciation	$31,806,578
Gross tax unrealized depreciation	(4,207,015)
Net unrealized appreciation (depreciation)	27,599,563
Distributable ordinary income	3,741,046
Distributable long-term capital gains	6,675,338
Other accumulated gain (loss)	—
Total distributable earnings	$38,015,947

The difference between the cost amount for financial statement and federal income tax purposes is due to wash sales. The tax character of distributions paid during the years ended September 30, 2025 and 2024:

Year Ended September 30, 2025		Year Ended September 30, 2024
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$2,054,535	$3,121,924	$ —	$ —

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2025.
As of September 30, 2025, the Fund had no late year ordinary loss, capital loss carryforward, or post-October capital loss.
(6) Subsequent Events —
Management has evaluated events and transactions after September 30, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure or recognition in the financial statements is required.

12

REYNOLDS BLUE CHIP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
Reynolds Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Reynolds Funds, Inc. comprising Reynolds Blue Chip Growth Fund (the “Fund”) as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2009.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
November 24, 2025

13

REYNOLDS BLUE CHIP GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)
Qualified Dividend Income/Dividend Received Deduction
The Fund designated 11.43% of dividends declared and paid during the year ended September 30, 2025 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.
Corporate shareholders may be eligible for a dividend received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 10.46% of dividends declared and paid during the year ended September 30, 2025 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Fund was 100.00%.
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers, and others is included in the Statement of Operations under the line items “Director’s fees” and “Compliance fees and expenses” as part of the financial statements filed under Item 7(a) of the Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

14

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers, and others is included in the Statement of Operations under the line items “Director’s fees” and “Compliance fees and expenses” as part of the financial statements filed under Item 7(a) of the Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed December 6, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reynolds Funds, Inc.

By (Signature and Title)	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	01/28/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick L. Reynolds
Frederick L. Reynolds, Principal Executive Officer and Principal Financial Officer

Date	01/28/26